                                                                     [LOGO]
                                                                   ADVANTUS
                                                            FAMILY OF FUNDS



                                         SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                                    ADVANTUS INDEX 500 FUND



                                                           JANUARY 31, 1998

ADVANTUS INDEX 500 FUND
TABLE OF CONTENTS

PERFORMANCE UPDATE                            2

INVESTMENTS IN SECURITIES                     4

STATEMENT OF ASSETS AND LIABILITIES          15

STATEMENT OF OPERATIONS                      16

STATEMENTS OF CHANGES IN NET ASSETS          17

NOTES TO FINANCIAL STATEMENTS                18

SHAREHOLDER SERVICES                         22

LETTER FROM THE PRESIDENT                                                [PHOTO]

Dear Shareholders:

Throughout this reporting period, investors continued to experience a positive financial environment with moderate economic growth and low inflation. Low inflation expectations continued to provide a favorable backdrop for earnings growth. Productivity gains remained important in this environment. The inflation fears experienced in the first half of 1997 dissipated in the second half of 1997, largely due to the impact of the Asian currency crisis.

Negative economic events in Asia took on global implications during the fourth calendar quarter. The "Asian Flu" severely affected several Far Eastern currencies and stock markets, leaving a trail of bankruptcies, uncertainties, and fears in its wake. It is likely that the U.S. equity market may feel the effect of the Asian crisis for several months to come due to companies experiencing less-than-expected earnings, and tracing those results back to the fallout from the problems in Asia. We will keep you posted as to how the situation in Asia unfolds and how it may affect your Advantus Fund.

Broadly speaking, equity securities have demonstrated favorable results this reporting period. As of January 31, 1998, the S&P 500 Index* rose by 3.6 percent since your last report (dated July 31, 1997). In this report, the portfolio manager for the Advantus Index 500 Fund will share her insights about how the performance of various market sectors affected the index during the reporting period.

As investors, we all enjoy "market watching" and the S&P 500 Index* is a well-know indicator of overall market performance. We have witnessed the market change, sometimes significantly, because of actual events or because of mere perceptions in the markets. Keeping a long-range view of investing is important because it smoothes out market highs and lows. We believe that investors derive the greatest benefit by maintaining a long-range perspective on investing.

Thank you for investing with Advantus.

Sincerely,

/s/ Robert E. Hunstad
Robert E. Hunstad
President
Advantus Funds

*The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

ADVANTUS INDEX 500 FUND
PERFORMANCE UPDATE

    [PHOTO]
TERI BRANDT
PORTFOLIO MANAGER
The Advantus Index 500 Fund seeks
investment results that correspond
generally to the price and yield
performance of the common stocks included in the Standard and Poor's Corporation
500 Composite Stock Index (S&P 500
Index).+ It is designed to provide an
economical and convenient means of
maintaining a broad position in the
equity market as part of an overall
investment strategy.
  -Dividends paid quarterly.
  -Capital gains distributions paid annually.
PERFORMANCE

For the six month period ended January 31, 1998, the Advantus Index 500 Fund returned the following for each class of shares currently offered:

Class A..........................  3.5 percent*
Class B..........................  3.0 percent*
Class C..........................  3.0 percent*

The S&P 500 Index** increased 3.6 percent over the same reporting period.

PORTFOLIO RECAP

The Advantus Index 500 Fund consists of publicly traded common stocks representing leading companies in virtually all segments of the American economy. The Fund is designed to reflect the results that correspond to the investment performance of the stock market, in general. We seek to accomplish this by using a computer model that positions the Fund to optimally track the conduct of the S&P 500 Index.**

The Utilities and Energy sectors continued to lag in the third quarter of 1997. These sectors rebounded in the fourth quarter and achieved significant gains. Technology's high weighting in the index detracted significantly from the performance.

OUTLOOK

The Asian currency problems are likely to be reflected in corporate earnings during the first half of 1998. If corporate earnings lag in 1998, the Asian debacle will be blamed for shortfalls that occur. Low interest rates will continue to provide a very important floor for stocks. We anticipate moderate growth, as well.

                                                              ADVANTUS INDEX 500
                                                                            FUND
                                                                JANUARY 31, 1998

+"Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advantus Index 500 Fund, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.
*Historical performance is not an indication of future performance. These performance results do not reflect the impact of Class A's maximum 5 percent front-end sales charge or Class B's maximum 5 percent contingent deferred sales charge.
**The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

TEN LARGEST STOCK HOLDINGS

                                                       MARKET     % OF STOCK
COMPANY                                    SHARES      VALUE       PORTFOLIO
----------------------------------------  --------   ----------   -----------
General Electric Company................    6,800    $  527,000          3.3%
Microsoft Corporation...................    2,500       372,969          2.4%
Coca-Cola Company.......................    5,100       330,225          2.1%
Exxon Corporation.......................    5,100       302,494          1.9%
Merck & Co., Inc........................    2,500       293,125          1.9%
Intel...................................    3,400       275,400          1.7%
Royal Dutch Petroleum...................    4,500       230,625          1.5%
Pfizer, Inc.............................    2,600       213,038          1.3%
AT&T Corporation........................    3,400       212,925          1.3%
Procter & Gamble Company................    2,700       211,613          1.3%
                                                     ----------          ---
                                                     $2,969,414         18.7%
                                                     ----------          ---
                                                     ----------          ---

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Basic Materials                     4.70%
Capital Goods                       9.20%
Communication Services              7.10%
Consumer Cyclical                  10.10%
Consumer Staples                   14.50%
Energy                              7.80%
Financial                          16.40%
Health Care                        11.60%
Technology                         13.30%
Transportation                      1.20%
Utilities                           3.20%
Cash and Other
Assets/Liabilities                  0.90%

ADVANTUS INDEX 500 FUND
INVESTMENTS IN SECURITIES

JANUARY 31, 1998

(UNAUDITED)

(Percentages of each investment category relate to total net assets.)

                                                                                          MARKET
  SHARES                                                                                 VALUE(a)
----------                                                                             -------------
COMMON STOCK (99.1%)
  BASIC MATERIALS (4.7%)
    Agriculture Product (.3%)
      400    Cognizant Corporation...................................................   $    18,150
      300    Pioneer Hi-Bred International...........................................        30,019
                                                                                       -------------
                                                                                             48,169
                                                                                       -------------
    Aluminum (.3%)
      600    Alcan Aluminum Limited (c)..............................................        17,662
      400    Aluminum Company of America.............................................        30,550
      100    Reynolds Metals Company.................................................         6,306
                                                                                       -------------
                                                                                             54,518
                                                                                       -------------
    Chemicals (2.6%)
      200    Air Products and Chemicals, Inc.........................................        16,012
      700    BF Goodrich Company.....................................................        29,356
      400    Dow Chemical Company....................................................        36,000
    2,200    DuPont..................................................................       124,575
      200    Eastman Chemical Company................................................        11,912
      400    Ecolab, Inc.............................................................        10,950
      500    Engelhard Corporation...................................................         8,375
      100    FMC Corporation (b).....................................................         6,725
      300    Hercules Incorporated...................................................        14,156
      400    International Flavors & Fragrances......................................        16,850
    1,200    Monsanto Company........................................................        56,925
      600    Morton International Inc. (b)...........................................        19,800
      200    PPG Industries, Inc.....................................................        11,475
      600    Praxair, Inc............................................................        24,862
      100    Rohm and Haas Company...................................................         8,575

                                                                                          MARKET
  SHARES                                                                                 VALUE(a)
----------                                                                             -------------
  BASIC MATERIALS--CONTINUED
      500    Sigma-Aldrich...........................................................   $    19,375
      200    Union Carbide Corporation...............................................         8,762
                                                                                       -------------
                                                                                            424,685
                                                                                       -------------
    Iron and Steel (.2%)
      300    Allegheny Teledyne Incorporated.........................................         7,387
      200    Nucor Corporation.......................................................         9,525
      300    USX-U.S. Steel Group, Inc...............................................        10,012
                                                                                       -------------
                                                                                             26,924
                                                                                       -------------
    Mining (.3%)
      900    Barrick Gold Corporation (c)............................................        17,437
      300    Freeport-McMoran Copper.................................................         4,406
      700    Homestake Mining Company................................................         6,650
      400    Inco Limited (c)........................................................         7,100
      200    Newmont Mining Corporation..............................................         5,700
      100    Phelps Dodge Corporation................................................         6,587
                                                                                       -------------
                                                                                             47,880
                                                                                       -------------
    Paper and Forest (1.0%)
      200    Bemis Company, Inc......................................................         8,625
      200    Champion International Corporation......................................        10,237
      400    Fort James Corporation..................................................        17,175
      100    Georgia-Pacific Corporation.............................................         5,512
      400    International Paper Company.............................................        18,275
      600    Mead Corporation........................................................        19,500
      200    Temple-Inland, Inc......................................................        11,100
      300    Union Camp Corporation..................................................        17,156

              See accompanying notes to investments in securities.

                                                         ADVANTUS INDEX 500 FUND
                                            INVESTMENTS IN SECURITIES--CONTINUED

                                                                                          MARKET
  SHARES                                                                                 VALUE(a)
----------                                                                             -------------
  BASIC MATERIALS--CONTINUED
      600    Weyerhaeuser Company....................................................   $    29,887
      500    Willamette Industries, Inc..............................................        16,750
                                                                                       -------------
                                                                                            154,217
                                                                                       -------------
  CAPITAL GOODS (9.2%)
    Aerospace/Defense (1.4%)
    2,060    Boeing Company..........................................................        97,979
      300    General Dynamics Corporation............................................        25,875
      300    Lockheed Martin Corporation.............................................        31,219
      100    Northrop Grumman Corporation............................................        12,262
      700    Raytheon Company (b)....................................................        36,487
      300    Rockwell International Corporation......................................        16,762
                                                                                       -------------
                                                                                            220,584
                                                                                       -------------
    Containers-Metal/Glass (.1%)
      400    Crown Cork & Seal Company, Inc..........................................        19,800
                                                                                       -------------
    Electrical Equipment (4.2%)
      400    AMP Incorporated........................................................        16,000
    1,200    CBS Corporation (b).....................................................        35,925
      800    Emerson Electric Company................................................        48,400
    6,800    General Electric Company................................................       527,000
      300    Honeywell, Inc..........................................................        21,019
      600    Raychem Corporation.....................................................        22,387
      300    Thermo Electron Corporation (b).........................................        11,700
                                                                                       -------------
                                                                                            682,431
                                                                                       -------------
    Engineering/Construction ( -- )
      100    Fluor Corporation.......................................................         3,769
                                                                                       -------------

                                                                                          MARKET
  SHARES                                                                                 VALUE(a)
----------                                                                             -------------
  CAPITAL GOODS--CONTINUED
    Machinery (.7%)
      300    Case Corporation........................................................   $    17,494
      700    Caterpillar, Inc........................................................        33,600
      200    Cooper Industries.......................................................        10,612
      500    Deere & Company.........................................................        26,375
      600    Dover Corporation.......................................................        20,437
      300    Ingersoll-Rand Company..................................................        11,925
                                                                                       -------------
                                                                                            120,443
                                                                                       -------------
    Manufacturing (2.2%)
    1,100    Allied-Signal, Inc......................................................        42,831
      300    Corning, Inc............................................................        10,200
      400    Eaton Corporation.......................................................        35,900
      450    Hussmann International (b)..............................................         6,131
      500    Illinois Tool Works, Inc................................................        27,844
      200    Johnson Controls........................................................        10,137
      900    Minnesota Mining and Manufacturing......................................        75,150
      500    Pall Corporation........................................................         9,969
      300    Parker Hannifin Corporation.............................................        13,106
      600    Tenneco, Inc............................................................        24,337
      200    Textron, Inc............................................................        11,962
    1,100    Tyco International Ltd..................................................        48,812
      400    United Technologies Corporation.........................................        32,650
                                                                                       -------------
                                                                                            349,029
                                                                                       -------------
    Office Equipment (.3%)
      900    Ikon Office Solutions...................................................        28,350
      400    Pitney Bowes, Inc.......................................................        18,350
                                                                                       -------------
                                                                                             46,700
                                                                                       -------------
    Trucks and Parts (.1%)
      200    Cummins Engine Company, Inc.............................................        10,700
      200    Paccar, Inc.............................................................        10,100
                                                                                       -------------
                                                                                             20,800
                                                                                       -------------

              See accompanying notes to investments in securities.

ADVANTUS INDEX 500 FUND
INVESTMENTS IN SECURITIES--CONTINUED

                                                                                          MARKET
  SHARES                                                                                 VALUE(a)
----------                                                                             -------------
  CAPITAL GOODS--CONTINUED
    Waste Management (.2%)
      300    Browning-Ferris Industries..............................................   $    10,369
      600    WMX Technologies, Inc...................................................        14,100
                                                                                       -------------
                                                                                             24,469
                                                                                       -------------
  COMMUNICATION SERVICES (7.1%)
    Cellular (.4%)
    1,100    Airtouch Communications (b).............................................        48,262
      400    Comcast Corporation (b).................................................        12,525
                                                                                       -------------
                                                                                             60,787
                                                                                       -------------
    Telecommunication (2.1%)
    3,400    AT&T Corporation........................................................       212,925
    1,500    MCI Communications......................................................        69,656
    1,700    Worldcom, Inc. (b)......................................................        60,881
                                                                                       -------------
                                                                                            343,462
                                                                                       -------------
    Telephone (4.6%)
      500    Alltel Corporation......................................................        21,375
    2,300    Ameritech...............................................................        98,756
    1,638    Bell Atlantic Corporation...............................................       151,617
    2,100    Bellsouth Corporation...................................................       127,181
      600    Frontier Corporation....................................................        15,637
    1,800    GTE Corporation.........................................................        98,212
    1,792    SBC Communications, Inc.................................................       139,328
    2,300    US West Communications Group (b)........................................        84,874
                                                                                       -------------
                                                                                            736,980
                                                                                       -------------

                                                                                          MARKET
  SHARES                                                                                 VALUE(a)
----------                                                                             -------------
  CONSUMER CYCLICAL (10.1%)
    Auto (2.1%)
    1,300    Chrysler Corporation Holding Company....................................   $    45,256
      400    Cooper Tire & Rubber Company............................................         9,625
      200    Dana Corporation........................................................        10,025
      700    Echlin, Inc.............................................................        24,894
    2,300    Ford Motor Company......................................................       117,300
    1,400    General Motors Corporation..............................................        81,112
      200    Goodyear Tire & Rubber Company..........................................        12,525
      500    ITT Industries..........................................................        15,500
      300    TRW, Inc................................................................        15,262
                                                                                       -------------
                                                                                            331,499
                                                                                       -------------
    Building Materials (.3%)
      100    Armstrong World Industries, Inc.........................................         7,125
      600    Masco Corporation.......................................................        29,550
      400    TJX Companies, Incorporated.............................................        13,550
                                                                                       -------------
                                                                                             50,225
                                                                                       -------------
    Houseware (.2%)
      500    Rowan Companies, Inc. (b)...............................................        13,187
      200    Whirlpool Corporation...................................................        11,562
                                                                                       -------------
                                                                                             24,749
                                                                                       -------------
    Leisure (.2%)
      300    Brunswick Corporation...................................................         9,037
      300    Hasbro, Inc.............................................................        10,350
      500    Mattel, Inc.............................................................        20,250
                                                                                       -------------
                                                                                             39,637
                                                                                       -------------
    Lodging-Hotel (.4%)
    1,100    Hilton Hotels Corporation...............................................        31,144
      200    ITT Corporation (b).....................................................        16,000

              See accompanying notes to investments in securities.

                                                         ADVANTUS INDEX 500 FUND
                                            INVESTMENTS IN SECURITIES--CONTINUED

                                                                                          MARKET
  SHARES                                                                                 VALUE(a)
----------                                                                             -------------
  CONSUMER CYCLICAL--CONTINUED
      300    Marriott International, Inc.............................................   $    20,737
                                                                                       -------------
                                                                                             67,881
                                                                                       -------------
    Photography/Imagery (.7%)
      700    Eastman Kodak Company...................................................        45,675
      300    Polaroid Corporation....................................................        12,319
      700    Xerox Corporation.......................................................        56,262
                                                                                       -------------
                                                                                            114,256
                                                                                       -------------
    Publishing (1.0%)
      700    R.R. Donnelly & Sons Company............................................        26,119
      200    Dow Jones & Company, Inc................................................        10,050
      300    Dun & Bradstreet Corporation............................................         9,562
      600    Gannett Company.........................................................        36,300
      200    Knight-Ridder, Inc......................................................        11,012
      200    McGraw-Hill Companies, Inc..............................................        13,962
      400    New York Times Company..................................................        26,025
      300    Times Mirror Company....................................................        17,287
      200    Tribune Company.........................................................        12,150
                                                                                       -------------
                                                                                            162,467
                                                                                       -------------
    Retail (4.2%)
      400    American Greetings......................................................        17,325
      300    Autozone, Inc. (b)......................................................         8,231
      200    Circuit City Stores, Inc................................................         6,825
      300    Costco Companies, Inc. (b)..............................................        13,012
      500    Dayton Hudson Corporation...............................................        35,969
      300    Dillards, Inc...........................................................        10,537
      600    Federated Department Stores (b).........................................        25,425
      750    Gap Incorporated........................................................        29,297

                                                                                          MARKET
  SHARES                                                                                 VALUE(a)
----------                                                                             -------------
  CONSUMER CYCLICAL--CONTINUED
      200    Harcourt General, Inc...................................................   $    10,662
    1,500    Home Depot, Inc.........................................................        90,469
      500    JC Penney Company.......................................................        33,687
      700    K Mart Corporation (b)..................................................         7,700
      600    Lowe's Companies, Inc...................................................        30,337
      300    May Department Stores Company...........................................        15,769
      200    Mercantile Stores Company, Inc..........................................        11,900
      150    Midas, Inc. (b).........................................................         2,480
      400    Nike, Inc...............................................................        16,025
      200    Nordstrom, Inc..........................................................        10,175
      700    Sears, Roebuck & Company................................................        32,244
      600    Sherwin-Williams Company................................................        17,100
      400    Tandy Corporation.......................................................        15,500
    1,200    The Limited, Inc........................................................        31,800
      600    Toys R Us (b)...........................................................        16,087
    4,500    Wal-Mart Stores.........................................................       179,437
      500    Woolworth Corporation (b)...............................................        10,875
                                                                                       -------------
                                                                                            678,868
                                                                                       -------------
    Service (.8%)
    1,320    Cendant Corporation (b).................................................        44,715
      300    H & R Block, Inc........................................................        13,162
      300    Interpublic Group Company...............................................        14,719
      700    Mirage Resorts, Inc. (b)................................................        16,144
      300    Service Corporation International.......................................        11,700
    1,000    Tele-Communications, Inc. (b)...........................................        28,000
                                                                                       -------------
                                                                                            128,440
                                                                                       -------------

              See accompanying notes to investments in securities.

ADVANTUS INDEX 500 FUND
INVESTMENTS IN SECURITIES--CONTINUED

                                                                                          MARKET
  SHARES                                                                                 VALUE(a)
----------                                                                             -------------
  CONSUMER CYCLICAL--CONTINUED
    Textiles (.2%)
      200    Fruit of the Loom (b)...................................................   $     4,800
      200    Liz Clairborne, Inc.....................................................         8,100
      600    V.F. Corporation........................................................        25,650
                                                                                       -------------
                                                                                             38,550
                                                                                       -------------
  CONSUMER STAPLES (14.5%)
    Beverage (3.3%)
      800    Anheuser-Busch Companies, Inc...........................................        35,950
    5,100    Coca-Cola Company.......................................................       330,225
      400    Coors Company...........................................................        12,700
    3,000    Pepsico, Inc............................................................       108,187
      700    The Seagram Company Ltd. (c)............................................        23,887
      900    Whitman Corporation.....................................................        14,962
                                                                                       -------------
                                                                                            525,911
                                                                                       -------------
    Broadcasting (.1%)
      300    Clear Channel Communications (b)........................................        23,100
                                                                                       -------------
    Entertainment (1.4%)
    1,100    Time Warner, Inc........................................................        70,606
      500    Viacom (b)..............................................................        20,875
    1,300    Walt Disney Company.....................................................       138,531
                                                                                       -------------
                                                                                            230,012
                                                                                       -------------
    Food (2.6%)
      925    Archer Daniels Midland Company..........................................        19,483
      400    Best Foods..............................................................        39,000
      800    Campbell Soup Company...................................................        42,800
      900    Conagra, Inc............................................................        28,462
      200    General Mills, Inc......................................................        14,887
      600    H.J. Heinz Company......................................................        33,262
      300    Hershey Foods Corporation...............................................        19,106
      800    Kellogg Company.........................................................        36,950

                                                                                          MARKET
  SHARES                                                                                 VALUE(a)
----------                                                                             -------------
  CONSUMER STAPLES--CONTINUED
      300    Quaker Oats Company.....................................................   $    16,125
      300    Ralston-Ralston Purina Group............................................        28,162
      900    Sara Lee Corporation....................................................        49,106
    1,200    Unilever N.V. (c).......................................................        68,475
      200    Wm. Wrigley Jr. Company.................................................        14,788
                                                                                       -------------
                                                                                            410,606
                                                                                       -------------
    Food and Health (.4%)
      300    Cardinal Health Incorporated............................................        23,231
      300    Super Valu, Inc.........................................................        13,163
      600    Sysco Corporation.......................................................        26,850
                                                                                       -------------
                                                                                             63,244
                                                                                       -------------
    Household Product (2.2%)
      200    Clorox Company..........................................................        15,325
      500    Colgate Palmolive Company...............................................        36,625
    1,200    Kimberly-Clark Corporation..............................................        62,625
      600    Newell Company..........................................................        24,638
    2,700    Procter & Gamble Company................................................       211,613
                                                                                       -------------
                                                                                            350,826
                                                                                       -------------
    Personal Care (.9%)
      500    Alberto-Culver Company..................................................        14,813
      400    Avon Products...........................................................        24,000
    1,100    Gillette Company........................................................       108,625
                                                                                       -------------
                                                                                            147,438
                                                                                       -------------
    Restaurants (.6%)
    1,300    McDonalds Corporation...................................................        61,263
      740    Tricon Global Restaurants (b)...........................................        20,165

              See accompanying notes to investments in securities.

                                                         ADVANTUS INDEX 500 FUND
                                            INVESTMENTS IN SECURITIES--CONTINUED

                                                                                          MARKET
  SHARES                                                                                 VALUE(a)
----------                                                                             -------------
  CONSUMER STAPLES--CONTINUED
      500    Wendy's International, Inc..............................................   $    11,156
                                                                                       -------------
                                                                                             92,584
                                                                                       -------------
    Retail (1.0%)
      600    Albertson's Incorporated................................................        28,613
    1,400    American Stores Company.................................................        30,450
      200    CVS Corporation.........................................................        13,113
      400    Kroger Company (b)......................................................        15,650
      200    Rite Aid Corporation....................................................        12,488
      900    Walgreen Company........................................................        29,813
      500    Winn-Dixie Stores, Inc..................................................        24,375
                                                                                       -------------
                                                                                            154,502
                                                                                       -------------
    Service (.4%)
      500    Automatic Data Processing, Inc..........................................        29,906
      600    Ceridian Corporation (b)................................................        27,188
      300    Deluxe Corporation......................................................         9,900
                                                                                       -------------
                                                                                             66,994
                                                                                       -------------
    Tobacco (1.6%)
      500    Fortune Brands, Inc.....................................................        19,125
    4,800    Philip Morris Companies, Inc............................................       199,200
    1,000    UST, Inc................................................................        34,500
                                                                                       -------------
                                                                                            252,825
                                                                                       -------------
  ENERGY (7.8%)
    Oil (6.6%)
      300    Amerada Hess Corporation................................................        16,406
    1,000    Amoco Corporation.......................................................        81,375
      700    Atlantic Richfield Company..............................................        52,063
    1,400    Chevron Corporation.....................................................       104,738
    5,100    Exxon Corporation.......................................................       302,494
    1,600    Mobil Corporation.......................................................       109,000

                                                                                          MARKET
  SHARES                                                                                 VALUE(a)
----------                                                                             -------------
  ENERGY--CONTINUED
      900    Occidental Petroleum Corporation........................................   $    22,950
      300    Pennzoil Company........................................................        19,388
      300    Phillips Petroleum Company..............................................        13,200
    4,500    Royal Dutch Petroleum (c)...............................................       230,625
    1,100    Texaco, Inc.............................................................        57,269
      400    Unocal Corporation......................................................        13,750
      900    USX - Marathon Group....................................................        30,206
                                                                                       -------------
                                                                                          1,053,464
                                                                                       -------------
    Oil and Gas (1.2%)
      200    Ashland, Inc............................................................        10,550
      800    Baker Hughes Incorporated...............................................        30,850
      452    Burlington Resources, Inc...............................................        19,323
      600    Dresser Industries, Inc.................................................        21,450
      400    Halliburton Company.....................................................        17,975
      100    Kerr-McGee Corporation..................................................         6,263
      900    Schlumberger Limited (c)................................................        66,319
      800    Union Pacific Resources Group...........................................        17,900
      100    Western Atlas Corporation (b)...........................................         6,231
                                                                                       -------------
                                                                                            196,861
                                                                                       -------------
  FINANCIAL (16.4%)
    Banks (8.1%)
    1,200    Banc One Corporation....................................................        67,050
      200    Bank of Boston Corporation..............................................        17,900
      700    Bank of New York, Inc...................................................        37,931
    1,600    BankAmerica Corporation.................................................       113,700

              See accompanying notes to investments in securities.

ADVANTUS INDEX 500 FUND
INVESTMENTS IN SECURITIES--CONTINUED

                                                                                          MARKET
  SHARES                                                                                 VALUE(a)
----------                                                                             -------------
  FINANCIAL--CONTINUED
      200    Bankers Trust New York Corporation......................................   $    20,863
      300    BB&T Corporation........................................................        17,681
      800    Chase Manhattan Corporation.............................................        85,750
      900    Citicorp................................................................       107,100
      300    Comerica................................................................        28,313
      400    Corestates Financial Corporation........................................        30,600
      300    Fifth Third Bancorp.....................................................        22,875
      500    First Chicago NBD Corporation...........................................        37,313
    1,200    First Union Corporation.................................................        57,675
      500    Fleet Financial Group, Inc..............................................        35,813
      400    Huntington Bancshares...................................................        13,485
      300    JP Morgan & Company, Inc................................................        30,356
      600    Keycorp.................................................................        39,000
      400    Mellon Bank Corporation.................................................        24,150
      500    National City Corporation...............................................        30,094
    1,805    Nationsbank Corporation.................................................       108,300
    1,900    Norwest Corporation.....................................................        69,350
      600    PNC Bank Corporation....................................................        30,938
      200    Republic New York Corporation...........................................        21,775
      300    State Street Corporation................................................        16,800
      400    Summit Bancorp..........................................................        20,000
      400    Suntrust Banks, Inc.....................................................        27,700
      600    Synovus Financial Corporation...........................................        19,763
      551    US Bancorp..............................................................        60,335
      500    Wachovia Corporation....................................................        38,875

                                                                                          MARKET
  SHARES                                                                                 VALUE(a)
----------                                                                             -------------
  FINANCIAL--CONTINUED
      200    Wells Fargo & Company...................................................   $    61,800
                                                                                       -------------
                                                                                          1,293,285
                                                                                       -------------
    Consumer Finance (.5%)
      300    Beneficial Corporation..................................................        23,288
      600    Green Tree Financial Corporation........................................        11,888
      200    Household International, Inc............................................        24,900
      750    MBNA Corporation........................................................        23,297
                                                                                       -------------
                                                                                             83,373
                                                                                       -------------
    Finance-Diversified (1.9%)
    1,000    American Express Company................................................        83,688
      450    Charles Schwab Corporation..............................................        16,425
    1,200    Federal Home Loan Mortgage Corporation..................................        53,400
    2,200    Federal National Mortgage Association...................................       135,850
      200    MGIC Investment Corporation.............................................        13,525
                                                                                       -------------
                                                                                            302,888
                                                                                       -------------
    Insurance (4.8%)
      200    Aetna Incorporated......................................................        14,700
      800    Allstate Corporation....................................................        70,800
      500    American General Corporation............................................        28,188
    1,450    American International Group............................................       159,953
      450    Aon Corporation.........................................................        25,116
      300    Chubb Corporation.......................................................        22,781
      100    Cigna Corporation.......................................................        16,956
      600    Conseco, Inc............................................................        27,450

              See accompanying notes to investments in securities.

                                                         ADVANTUS INDEX 500 FUND
                                            INVESTMENTS IN SECURITIES--CONTINUED

                                                                                          MARKET
  SHARES                                                                                 VALUE(a)
----------                                                                             -------------
  FINANCIAL--CONTINUED
      200    General RE Corporation..................................................   $    41,625
      300    ITT Hartford Group......................................................        27,000
      200    Jefferson-Pilot Corporation.............................................        16,338
      300    Lincoln National Corporation............................................        22,706
      200    Loews Corporation.......................................................        19,963
      400    Marsh & McLennen........................................................        29,550
      200    MBIA, Inc...............................................................        12,950
      100    Progressive Corporation.................................................        10,938
      500    Providian Financial.....................................................        24,438
      200    Safeco Corporation......................................................         9,988
      300    St. Paul Companies, Inc.................................................        26,100
      450    Sunamerica Incorporated.................................................        18,084
      400    Torchmark Corporation...................................................        16,625
      100    Transamerica Corporation................................................        10,275
    2,189    Travelers Group Incorporated............................................       108,356
      200    Unum Corporation........................................................         9,725
                                                                                       -------------
                                                                                            770,605
                                                                                       -------------
    Investment Bankers/Brokers (.6%)
      600    Merrill Lynch & Co., Inc................................................        37,875
    1,130    Morgan Stanley Dean Witter..............................................        65,964
                                                                                       -------------
                                                                                            103,839
                                                                                       -------------
    Public Finance (.1%)
      400    Countrywide Credit Industries...........................................        18,650
                                                                                       -------------

                                                                                          MARKET
  SHARES                                                                                 VALUE(a)
----------                                                                             -------------
  FINANCIAL--CONTINUED
    Savings and Loans (.4%)
      200    H.F. Ahmanson & Company.................................................   $    11,663
      300    Golden West Financial Corporation.......................................        25,331
      380    Washington Mutual Incorporated..........................................        24,415
                                                                                       -------------
                                                                                             61,409
                                                                                       -------------
  HEALTH CARE (11.6%)
    Biotechnology (.2%)
      500    Amgen, Inc. (b).........................................................        25,000
                                                                                       -------------
    Drugs (5.8%)
    1,400    American Home Products Corporation......................................       133,613
    2,200    Eli Lilly & Company.....................................................       148,500
    2,500    Merck & Co., Inc........................................................       293,125
    2,600    Pfizer, Inc.............................................................       213,038
    1,000    Pharmacia & Upjohn......................................................        38,438
    1,500    Schering Plough Corporation.............................................       108,563
                                                                                       -------------
                                                                                            935,277
                                                                                       -------------
    Health Care-Diversified (3.9%)
    1,600    Abbott Laboratories.....................................................       113,300
      500    Allergan, Inc...........................................................        17,000
    2,100    Bristol-Myers Squibb Company............................................       209,344
      500    HealthSouth Rehabilitation Company (b)..................................        11,219
    2,700    Johnson & Johnson.......................................................       180,731
      600    Mallinckrodt, Inc.......................................................        21,263
      500    Warner-Lambert Company..................................................        75,250
                                                                                       -------------
                                                                                            628,107
                                                                                       -------------

              See accompanying notes to investments in securities.

ADVANTUS INDEX 500 FUND
INVESTMENTS IN SECURITIES--CONTINUED

                                                                                          MARKET
  SHARES                                                                                 VALUE(a)
----------                                                                             -------------
  HEALTH CARE--CONTINUED
    Hospital Management (.4%)
    1,200    Columbia/HCA Healthcare Corporation.....................................   $    30,000
      900    Tenet Healthcare Corporation (b)........................................        31,050
                                                                                       -------------
                                                                                             61,050
                                                                                       -------------
    Managed Care (.1%)
      200    United Health Care......................................................        10,250
                                                                                       -------------
    Medical Products/Supplies (1.2%)
      300    Bausch & Lomb Incorporated..............................................        12,863
      500    Baxter International Inc................................................        27,844
      200    Becton, Dickinson & Company.............................................        12,625
      700    Biomet, Inc.............................................................        20,038
      600    Boston Scientific Corporation (b).......................................        30,450
      400    Guidant Corporation.....................................................        25,700
      800    Medtronic, Inc..........................................................        40,850
      400    St. Jude Medical, Inc. (b)..............................................        13,000
      300    United States Surgical Corporation......................................         8,569
                                                                                       -------------
                                                                                            191,939
                                                                                       -------------
  TECHNOLOGY (13.3%)
      600    3 Com Corporation (b)...................................................        19,838
      200    Adobe Systems, Inc......................................................         7,700
      900    Advanced Micro Devices, Inc. (b)........................................        18,056
      500    Apple Computer Incorporated (b).........................................         9,156
      600    Applied Materials, Inc. (b).............................................        19,688
      400    Bay Networks, Inc. (b)..................................................        10,875

                                                                                          MARKET
  SHARES                                                                                 VALUE(a)
----------                                                                             -------------
  TECHNOLOGY--CONTINUED
    2,000    Cisco Systems, Inc. (b).................................................   $   126,125
    2,800    Compaq Computer Corporation.............................................        84,175
    1,100    Computer Associates International.......................................        58,506
      300    Computer Sciences Corporation (b).......................................        25,463
      600    Dell Computer Corporation (b)...........................................        59,663
      700    Digital Equipment (b)...................................................        39,594
    1,100    DSC Communications (b)..................................................        22,000
      700    EMC Corporation (b).....................................................        22,794
      400    Equifax Incorporated....................................................        13,150
      700    First Data Corporation..................................................        21,438
      600    Harris Corporation......................................................        28,575
      400    HBO & Company...........................................................        20,925
    2,200    Hewlett-Packard Company.................................................       132,000
    3,400    Intel...................................................................       275,400
    2,000    International Business Machine..........................................       197,375
      200    KLA-Tencor Corporation (b)..............................................         7,500
    1,300    Lucent Technologies, Inc................................................       115,050
      700    Micron Technology, Inc..................................................        24,238
    2,500    Microsoft Corporation (b)...............................................       372,969
    1,100    Motorola................................................................        65,381
      300    National Semiconductor Corporation (b)..................................         8,438
      600    Nextlevel System, Inc. (b)..............................................        10,425
      900    Northern Telecom Limited................................................        40,613

              See accompanying notes to investments in securities.

                                                         ADVANTUS INDEX 500 FUND
                                            INVESTMENTS IN SECURITIES--CONTINUED

                                                                                          MARKET
  SHARES                                                                                 VALUE(a)
----------                                                                             -------------
  TECHNOLOGY--CONTINUED
    1,800    Oracle Corporation (b)..................................................   $    41,850
      700    Parametric Technology Corporation (b)...................................        35,525
      200    Perkin-Elmer Corporation................................................        11,800
      500    Seagate Technology, Inc. (b)............................................        11,594
      900    Silicon Graphics Incorporated (b).......................................        13,950
      800    Sprint Corporation......................................................        47,500
      800    Sun Microsystems, Inc...................................................        38,350
      600    Tellabs Incorporated (b)................................................        30,713
      800    Texas Instruments Incorporated (b)......................................        43,700
      100    W.W. Grainger, Inc......................................................         9,625
                                                                                       -------------
                                                                                          2,141,717
                                                                                       -------------
  TRANSPORTATION (1.2%)
    Air Freight (.1%)
      300    Federal Express Corporation (b).........................................        19,519
                                                                                       -------------
    Airlines (.4%)
      200    AMR Corporation (b).....................................................        25,250
      600    Southwest Airlines Company..............................................        15,638
      300    US Source Air Group, Inc. (b)...........................................        18,281
                                                                                       -------------
                                                                                             59,169
                                                                                       -------------
    Railroads (.6%)
      200    Burlington Northern Santa Fe............................................        17,350
      400    CSX Corporation.........................................................        21,200
      600    Norfolk Southern Corporation............................................        18,938

                                                                                          MARKET
  SHARES                                                                                 VALUE(a)
----------                                                                             -------------
  TRANSPORTATION--CONTINUED
      600    Union Pacific Corporation...............................................   $    36,000
                                                                                       -------------
                                                                                             93,488
                                                                                       -------------
    Transport Services (.1%)
      600    Laidlaw, Inc. (b).......................................................         8,550
                                                                                       -------------
  UTILITIES (3.2%)
    Electric Companies (2.7%)
      200    Ameren Corporation (b)..................................................         7,325
      200    American Electric Power Company.........................................         9,863
      200    Carolina Power & Light Company..........................................         8,125
      300    Central & Southwest Corporation.........................................         8,119
      200    Cinergy.................................................................         6,900
      700    Consolidated Edison, Inc................................................        28,919
      600    Dominion Resources, Inc.................................................        23,925
      600    DTE Energy Company......................................................        21,525
      608    Duke Energy Corporation.................................................        32,946
    1,200    Edison International....................................................        32,250
    1,000    Entergy Corporation.....................................................        28,625
      700    FirstEnergy Corporation.................................................        20,300
      200    FPL Group Incorporated..................................................        11,475
      200    GPU Incorporated........................................................         7,863
    1,100    Houston Industries, Inc.................................................        28,738
      200    Northern States Power Company...........................................        10,725
      800    Pacific Gas & Electric Company..........................................        23,850
    1,100    Pacificorp..............................................................        25,506

              See accompanying notes to investments in securities.

ADVANTUS INDEX 500 FUND
INVESTMENTS IN SECURITIES--CONTINUED

                                                                                          MARKET
  SHARES                                                                                 VALUE(a)
----------                                                                             -------------
  UTILITIES--CONTINUED
      300    Peco Energy Company.....................................................   $     5,681
    1,000    Public Service Enterprise Group.........................................        31,000
    1,300    Southern Company........................................................        31,606
      600    Texas Utilities Company.................................................        24,675
      300    Unicom Corporation......................................................         9,300
                                                                                       -------------
                                                                                            439,241
                                                                                       -------------

                                                                                          MARKET
  SHARES                                                                                 VALUE(a)
----------                                                                             -------------
  UTILITIES--CONTINUED

    Natural Gas (.5%)
      300    Coastal Corporation.....................................................   $    17,400
      300    Consolidated Natural Gas Company........................................        16,294
      400    Enron Corporation.......................................................        16,575
      300    Sonat, Inc..............................................................        13,106
      400    The Williams Company....................................................        11,400
                                                                                       -------------
                                                                                             74,775
                                                                                       -------------
Total common stock
(cost: $13,574,031)..................................................................    15,912,717
                                                                                       -------------

PRINCIPAL
----------
SHORT-TERM SECURITIES (1.7%)
 $175,000     US Treasury Bill.................................    4.997%   03/19/98        173,906
  100,000     US Treasury Bill.................................    5.154%   04/23/98         98,872
                                                                                       -------------
              Total short-term securities (cost: $272,773)..........................        272,778
                                                                                       -------------
              Total investments in securities (cost: $13,846,804) (d)...............    $16,185,495
                                                                                       -------------
                                                                                       -------------

Notes to Investments in Securities
----------------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) The Fund held 2.6% of net assets in foreign securities as of January 31, 1998.
(d) At January 31, 1998 the cost of securities for federal income tax purposes was $13,865,725. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation...........  $   2,692,444
Gross unrealized depreciation...........       (372,674)
                                          -------------
Net unrealized appreciation.............  $   2,319,770
                                          -------------
                                          -------------

                                                         ADVANTUS INDEX 500 FUND
                                             STATEMENT OF ASSETS AND LIABILITIES
                                                                JANUARY 31, 1998
                                                                     (UNAUDITED)

                                  ASSETS
Investments in securities, at value--see accompanying
 schedule for detailed listing (identified cost:
 $13,846,804)...............................................  $ 16,185,495
Cash in bank on demand deposit..............................         4,437
Receivable for Fund shares sold.............................       286,852
Receivable for investment securities sold...................       575,152
Dividends receivable........................................        15,976
Organizational costs........................................        71,058
                                                              ------------
    Total assets............................................    17,138,970
                                                              ------------
                               LIABILITIES
Payable for investment securities purchased.................       842,681
Payable for Fund shares redeemed............................        45,164
Payable to Adviser..........................................       194,292
                                                              ------------
    Total liabilities.......................................     1,082,137
                                                              ------------
Net assets applicable to outstanding capital stock..........  $ 16,056,833
                                                              ------------
                                                              ------------
Represented by:
  Capital stock--authorized 10 billion shares (Class A--2
   billion shares, Class B--2 billion shares, Class C--2
   billion shares and 4 billion shares unallocated) of $.01
   par value (note 1).......................................  $     12,147
  Additional paid-in capital................................    13,677,161
  Undistributed net investment income.......................         6,938
  Accumulated net realized gains from investments...........        21,896
  Unrealized appreciation on investments....................     2,338,691
                                                              ------------
    Total--representing net assets applicable to outstanding
     capital stock..........................................  $ 16,056,833
                                                              ------------
                                                              ------------
Net assets applicable to outstanding Class A Shares.........  $ 10,236,395
                                                              ------------
                                                              ------------
Net assets applicable to outstanding Class B Shares.........  $  4,993,072
                                                              ------------
                                                              ------------
Net assets applicable to outstanding Class C Shares.........  $    827,366
                                                              ------------
                                                              ------------
Shares outstanding and net asset value per share:
  Class A--Shares outstanding 773,655.......................  $      13.23
                                                              ------------
                                                              ------------
  Class B--Shares outstanding 378,283.......................  $      13.20
                                                              ------------
                                                              ------------
  Class C--Shares outstanding 62,765........................  $      13.18
                                                              ------------
                                                              ------------

                See accompanying notes to financial statements.

ADVANTUS INDEX 500 FUND
STATEMENT OF OPERATIONS
PERIOD FROM AUGUST 1, 1997 TO JANUARY 31, 1998
(UNAUDITED)

Investment income:
  Interest..................................................  $     4,093
  Dividends.................................................      102,855
                                                              -----------
      Total investment income...............................      106,948
                                                              -----------
Expenses (note 4):
  Investment advisory fee...................................       22,042
  Distribution fees--Class A................................       13,664
  Distribution fees--Class B................................       16,404
  Distribution fees--Class C................................        2,878
  Administrative service fee................................       21,600
  Amortization of organizational costs......................        8,882
  Transfer agent fees.......................................        6,000
  Custodian fees............................................        7,955
  Auditing and accounting services..........................        4,500
  Legal fees................................................        1,311
  Directors' fees...........................................           85
  Registration fees.........................................       16,284
  Printing and shareholder reports..........................       13,539
  Insurance.................................................        2,886
  Other.....................................................        2,489
                                                              -----------
      Total expenses........................................      140,519
  Less fees and expenses waived or absorbed:
    Class A distribution fees...............................       (8,261)
    Other fund expenses.....................................      (68,675)
                                                              -----------
      Total fees and expenses waived or absorbed............      (76,936)
                                                              -----------
      Total net expenses....................................       63,583
                                                              -----------
      Investment income--net................................       43,365
                                                              -----------
Realized and unrealized gains on investments:
  Net realized gains on investments (note 3)................       38,976
  Net change in unrealized appreciation or depreciation on
   investments..............................................      422,272
                                                              -----------
  Net gains on investments..................................      461,248
                                                              -----------
Net increase in net assets resulting from operations........  $   504,613
                                                              -----------
                                                              -----------

                See accompanying notes to financial statements.

                                                         ADVANTUS INDEX 500 FUND
                                             STATEMENTS OF CHANGES IN NET ASSETS
                              PERIOD FROM AUGUST 1, 1997 TO JANUARY 31, 1998 AND
     PERIOD FROM SEPTEMBER 4, 1996, COMMENCEMENT OF OPERATIONS, TO JULY 31, 1997
                                                                     (UNAUDITED)

                                                        1998           1997
                                                    ------------   ------------
Operations:
  Investment income--net..........................  $     43,365   $     48,081
  Net realized gains on investments...............        38,976          4,576
  Net change in unrealized appreciation or
   depreciation on investments....................       422,272      1,916,419
                                                    ------------   ------------
      Increase in net assets resulting from
       operations.................................       504,613      1,969,076
                                                    ------------   ------------
Distributions to shareholders from:
  Investment income -- net:
    Class A.......................................       (51,660)       (37,824)
    Class B.......................................        (7,278)        (3,405)
    Class C.......................................        (1,062)        (1,043)
  Net realized gains on investments:
    Class A.......................................       (14,437)            --
    Class B.......................................        (6,117)            --
    Class C.......................................        (1,102)            --
                                                    ------------   ------------
      Total distributions.........................       (81,656)       (42,272)
                                                    ------------   ------------
Capital share transactions (notes 4 and 6):
  Proceeds from sales:
    Class A.......................................     2,295,617      6,559,299
    Class B.......................................     3,250,110      1,754,388
    Class C.......................................       589,971        228,318
  Proceeds from issuance of shares as a result of
   reinvested dividends:
    Class A.......................................        19,687          5,289
    Class B.......................................        13,306          3,405
    Class C.......................................         2,164          1,043
  Payments for redemption of shares:
    Class A.......................................      (524,537)       (53,724)
    Class B.......................................      (365,327)       (20,288)
    Class C.......................................       (50,628)        (1,021)
                                                    ------------   ------------
      Increase in net assets from capital share
       transactions...............................     5,230,363      8,476,709
                                                    ------------   ------------
      Total increase in net assets................     5,653,320     10,403,513
Net assets at beginning of period.................    10,403,513             --
                                                    ------------   ------------
Net assets at end of period (including
 undistributed net investment income of $6,938 and
 $14,691, respectively)...........................  $ 16,056,833   $ 10,403,513
                                                    ------------   ------------
                                                    ------------   ------------

                See accompanying notes to financial statements.

ADVANTUS INDEX 500 FUND
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1998
(UNAUDITED)

(1) ORGANIZATION
    Advantus Index 500 Fund, Inc. (the Fund) was incorporated on July 3, 1996. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund's investment objective is to seek investment results that correspond generally to that of the S&P 500 Index.

    The Fund currently issues three classes of shares: Class A, Class B and Class C shares. Class A shares are sold subject to a front-end sales charge. Class B shares are sold subject to a contingent deferred sales charge payable upon redemption if redeemed within six years of purchase. Class C shares are sold without either a front-end sales charge or a contingent deferred sales charge. Both Class B and Class C are subject to a higher Rule 12b-1 fee than Class A shares. Both Class B and Class C shares automatically convert to Class A shares at net asset value after a specified holding period. Such holding periods decline as the amount of the purchase increases and range from 28 to 84 months after purchase for Class B shares and 40 to 96 months after purchase for Class C shares. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between Class A, Class B and Class C shares. Income, expenses (other than distribution fees) and realized and unrealized gains or losses are allocated to each class of shares based upon its relative net assets.

    On September 4, 1996, Advantus Capital Management, Inc. (Advantus Capital or the Adviser) purchased 5,000 Class A shares, 5,000 Class B shares and 5,000 Class C shares. Advantus Capital is a wholly-owned subsidiary of MIMLIC Asset Management Company (MIMLIC Management) which is a wholly-owned subsidiary of The Minnesota Mutual Life Insurance Company (Minnesota Mutual). Operations of the Fund did not formally commence until January 31, 1997 when the shares became effectively registered under the Securities Exchange Act of 1933. Prior to commencement of operations, Minnesota Mutual purchased 500,000 Class A shares for $5 million.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
    The significant accounting policies followed by the Fund are summarized as follows:

  USE OF ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates.

  INVESTMENTS IN SECURITIES

    Investments in securities traded on a national exchange are valued at the last sales price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value as quoted by dealers who make

                                                         ADVANTUS INDEX 500 FUND
                                        NOTES TO FINANCIAL STATEMENTS--CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED) markets in these securities. When market quotations are not readily available, securities are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Short-term securities are valued at market.

    Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of bond premium and discount computed on a level yield basis, is accrued daily.

  FEDERAL TAXES

    The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. The Fund's policy is to make required minimum distributions prior to December 31, in order to avoid federal excise tax.

    Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

    On the statement of assets and liabilities, as a result of permanent book-to-tax differences, a reclassification adjustment was made to increase undistributed net investment income and decrease additional paid-in capital by $8,882.

  DISTRIBUTIONS TO SHAREHOLDERS

    Dividends from net investment income are declared and paid quarterly. Realized gains, if any, are paid annually.

(3) INVESTMENT SECURITY TRANSACTIONS
    For the period from August 1, 1997 to January 31, 1998, purchases of securities and proceeds from sales, other than temporary investments in short-term securities aggregated $6,513,493 and $1,332,121, respectively.

(4) EXPENSES AND RELATED PARTY TRANSACTIONS
    The Fund has an investment advisory agreement with Advantus Capital. Under the agreement, Advantus Capital acts as investment adviser and manager for the Fund. The fee for investment management and advisory services is based on the average daily net assets of the Fund at the annual rate of .34 percent. The Fund has engaged Minnesota Mutual to act as its transfer agent, dividend disbursing agent and redemption agent and bears the expenses of such services. Subject to a minimum annual fee of $12,000, Minnesota Mutual provides transfer agent services to the Fund at an annual cost of $25 per shareholder account.

    The Fund has adopted separate Plans of Distribution applicable to Class A, Class B and Class C shares, respectively, relating to the payment of certain distribution expenses pursuant to Rule 12b-1 under the Investment Company Act of 1940 (as amended). The Fund pays distribution fees to Ascend Financial Services, Inc. (Ascend), formerly known as MIMLIC Sales Corporation, the underwriter of the Fund and wholly-owned subsidiary of MIMLIC Management, to be used to pay certain expenses incurred in the distribution, promotion and servicing of the Fund's shares. The Class A Plan provides for a fee up to .30 percent of average daily net

ADVANTUS INDEX 500 FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(4) EXPENSES AND RELATED PARTY TRANSACTIONS--(CONTINUED) assets of Class A shares. The Class B and Class C Plans provide for a fee up to
1.00 percent of average daily net assets of Class B and Class C shares, respectively. The Class B and Class C 1.00 percent fee is comprised of a .75 percent distribution fee and a .25 percent service fee. Ascend is currently waiving that portion of Class A distribution fees which exceeds, as a percentage of average daily net assets, .15 percent. Ascend waived Class A distribution fees in the amount of $8,261 for the period ended January 31, 1998.

    The Fund also bears certain other operating expenses including outside directors' fees, custodian fees, registration fees, printing and shareholder reports, legal, auditing and accounting services, organizational costs and other miscellaneous expenses.

    The Fund pays an administrative services fee to Minnesota Mutual for accounting, auditing, legal and other administrative services which Minnesota Mutual provides. The administrative service fee is $3,600 per month.

    Advantus Capital directly incurs and pays the above operating expenses and the Fund in turn reimburses Advantus Capital. During the period ended January 31, 1998, Advantus Capital voluntarily agreed to absorb $68,675 in expenses which were otherwise payable by the Fund.

    Sales charges received by Ascend for distributing the Fund's three classes of shares amounted to $97,187.

    As of January 31, 1998, Minnesota Mutual and subsidiaries and the directors and officers of the Fund as a whole own the following shares:

                                               NUMBER OF SHARES   PERCENTAGE OWNED
                                               ----------------   ----------------
Class A......................................       505,139            65.3%
Class B......................................         5,112             1.4%
Class C......................................         5,104             8.1%

    Legal fees were paid to a law firm of which the Fund's secretary is a partner in the amount of $1,311.

(5) ORGANIZATIONAL COSTS
    The Fund incurred organizational expenses in connection with the start-up and initial registration. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by Advantus Capital, or any other holder, representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion (based on the ratio that the number of initial shares redeemed bears to the total number of outstanding initial shares of the Fund at the date of redemption) of the unamortized organizational cost balance.

(6) CAPITAL SHARE TRANSACTIONS
    Transactions in shares for the periods from August 1, 1997 to January 31, 1998 and September 4, 1996 to July 31, 1997 were as follows:

                                                                       CLASS A                               CLASS B
                                                         -----------------------------------   -----------------------------------
                                                               1998               1997               1998               1997
                                                         ----------------   ----------------   ----------------   ----------------
Sold...................................................           179,672            638,721            253,081            153,967
Issued for reinvested distributions....................             1,517                456              1,050                303
Redeemed...............................................           (42,006)            (4,705)           (28,335)            (1,783)
                                                                  -------            -------            -------            -------
                                                                  139,183            634,472            225,796            152,487
                                                                  -------            -------            -------            -------
                                                                  -------            -------            -------            -------

                                                                       CLASS C
                                                         -----------------------------------
                                                               1998               1997
                                                             --------           --------
Sold...................................................            45,833             20,674
Issued for reinvested distributions....................               171                 99
Redeemed...............................................            (3,929)               (83)
                                                                   ------             ------
                                                                   42,075             20,690
                                                                   ------             ------
                                                                   ------             ------

                                                         ADVANTUS INDEX 500 FUND
                                        NOTES TO FINANCIAL STATEMENTS--CONTINUED

(7) FINANCIAL HIGHLIGHTS
    Per share data for a share of capital stock and selected information for the period from August 1, 1997 to January 31, 1998 and the period from January 31, 1997 (date of inception) to July 31, 1997 are as follows:

                                                        CLASS A                               CLASS B
                                          -----------------------------------   -----------------------------------
                                                1998               1997               1998               1997
                                          ----------------   ----------------   ----------------   ----------------
Net asset value, beginning of period....         $12.89             $10.68             $12.87             $10.69
                                                -------             ------             ------             ------
Income from investment operations:
  Net investment income.................            .07                .06                .02                .01
  Net gains or losses on securities
   (both realized and unrealized).......            .36               2.21                .35               2.21
                                                -------             ------             ------             ------
    Total from investment operations....            .43               2.27                .37               2.22
                                                -------             ------             ------             ------
Less distributions:
  Dividends from net investment
   income...............................           (.07)              (.06)              (.02)              (.04)
  Distributions from capital gains......           (.02)                --               (.02)                --
                                                -------             ------             ------             ------
    Total distributions.................           (.09)              (.06)              (.04)              (.04)
                                                -------             ------             ------             ------
Net asset value, end of period..........         $13.23             $12.89             $13.20             $12.87
                                                -------             ------             ------             ------
                                                -------             ------             ------             ------
Total return (a)........................            3.5%              21.3%               3.0%              15.8%
Net assets, end of period (in
 thousands).............................         $10,236            $8,176             $4,993             $1,962
Ratio of expenses to average daily net
 assets (b)(c)..........................            .71%               .70%              1.59%              1.60%
Ratio of net investment income to
 average daily net assets (b)(c)........            .93%              1.19%               .03%               .29%
Portfolio turnover rate (excluding
 short-term securities).................          10.37%              5.84%             10.37%              5.84%
Average commission rate on common stock
 transactions (d).......................         $.0458             $.0319             $.0458             $.0319

                                                        CLASS C
                                          -----------------------------------
                                                1998               1997
                                          ----------------   ----------------
Net asset value, beginning of period....         $12.85             $10.69
                                                 ------             ------
Income from investment operations:
  Net investment income.................            .02                .01
  Net gains or losses on securities
   (both realized and unrealized).......            .35               2.18
                                                 ------             ------
    Total from investment operations....            .37               2.19
                                                 ------             ------
Less distributions:
  Dividends from net investment
   income...............................           (.02)              (.03)
  Distributions from capital gains......           (.02)                --
                                                 ------             ------
    Total distributions.................           (.04)              (.03)
                                                 ------             ------
Net asset value, end of period..........         $13.18             $12.85
                                                 ------             ------
                                                 ------             ------
Total return (a)........................            3.0%              20.4%
Net assets, end of period (in
 thousands).............................         $  827             $  266
Ratio of expenses to average daily net
 assets (b)(c)..........................           1.59%              1.60%
Ratio of net investment income to
 average daily net assets (b)(c)........            .02%               .29%
Portfolio turnover rate (excluding
 short-term securities).................          10.37%              5.84%
Average commission rate on common stock
 transactions (d).......................         $.0458             $.0319

------------
(a) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect the impact of front-end or contingent deferred sales charges. For periods less than one year, total return presented has not been annualized.
(b) Adjusted to an annual basis.
(c) The Fund's Distributor and Adviser voluntarily waived and absorbed $76,936 and $50,025 in expenses for the periods from August 1, 1997 to January 31, 1998 and January 31, 1997 to July 31, 1997, respectively. If Class A shares had been charged for these expenses, the ratio of expenses to average daily net assets would have been 1.95% and 2.29%, respectively, and the ratio of net investment income (loss) to average daily net assets would have been (.31%) and (.40%), respectively. If Class B shares had been charged for these expenses, the ratio of expenses to average daily net assets would have been 2.64% and 2.99%, respectively, and the ratio of net investment income
    (loss) to average daily net assets would have been (1.02%) and (1.10%), respectively. If Class C shares had been charged for these expenses, the ratio of expenses to average daily net assets would have been 2.64% and 2.99%, respectively, and the ratio of net investment income (loss) to average daily net assets would have been (1.03%) and (1.10%), respectively.
(d) Average commission rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of common stocks for the period by the total number of related shares purchased and sold.

SHAREHOLDER SERVICES

    The Advantus Family of Funds offers a variety of services that enhance your ability to manage your assets. Check each Fund's prospectus for the details of the services and any limitations that apply to a particular Fund.

EXCHANGE PRIVILEGES: You can move all or part of your investment dollars from one fund to any other Advantus Fund you own (for identical registrations within the same class) at any time as your needs change. Exchanges are at the then current net asset value (exchanges from the Advantus Money Market Fund will incur the applicable sales charge, if not previously subjected to the charge). Shareholders may make four exchanges or telephone transfers between the Funds each calendar year without incurring a transaction charge. Thereafter, there will be a $7.50 transaction charge for each additional exchange or transfer within the calendar year. Systematic Exchange Plans are exempt from this charge.

INCOME DISTRIBUTION FLEXIBILITY: You can have your fund dividends and other distributions automatically reinvested with no sales charge, direct them from one Advantus Fund to any other you own within the Fund family or, if you desire, we'll pay you in cash.

SYSTEMATIC WITHDRAWAL PLAN: You can set up a plan to receive checks at specified intervals from your fund account-subject to minimum guidelines. Depending upon the performance of the underlying investment options, the value may be worth more or less than the original amount invested when withdrawn.

DIRECT DEPOSITS: At your request we will deposit your dividends or systematic withdrawals directly into your checking or savings account instead of sending you a check.

TELEPHONE TRANSFER: You may transfer money from one Advantus account to any other Advantus account you own just by calling our toll free number. Sign up for telephone exchanges on the Advantus Application or complete the telephone authorization form.

SYSTEMATIC TRANSFER: If you have an Advantus Money Market account you may transfer a set amount of money to another Advantus Fund to diversify your investment portfolio and take advantage of dollar-cost averaging.

AUTOMATIC PAYMENT OF INSURANCE PREMIUMS: You may automatically pay your Minnesota Mutual insurance premiums out of your Advantus Money Market account.

REDUCED SALES CHARGES: Letter of Intent, combined purchases with spouse, children or single trust estates, and the Right of Accumulation make it possible for you to reduce the sales charge on Advantus's non-money market funds.

SPECIAL PURCHASE PLANS: Our special purchase plans enable you to open an Advantus Fund account for as little as $25 and lower your average share cost through "dollar-cost averaging." (Dollar-cost averaging does not assure a profit, nor does it prevent loss in declining markets). One of these plans--The Automatic Investment Plan--allows you to invest automatically each month from your checking or savings account.

IRAs, OTHER QUALIFIED PLAN: You can use the Advantus Family of Funds for your Individual Retirement Account or other qualified plan including SEPS, SIMPLE, profit sharing, money purchase or defined benefit plans.

GROUP INVESTMENT PLAN: This plan provides employers and employees with a convenient means for investing in the funds through payroll deduction.

TELEPHONE REDEMPTION: You may call us and redeem shares over the phone. The proceeds will be sent by check to the address of record for the account. Amounts over $1,000 may be wire transferred to your personal bank account. The prevailing wire charge will be added to the withdrawal amount. Sign up for telephone redemption on the Advantus Application or complete a Service Request Form. To have the redemption automatically deposited into your checking account, please send a voided check from your bank. Depending on the performance of the underlying investment options, the value may be worth more or less than the original amount invested upon redemption. Some limitations apply, please refer to the prospectus for details.

ACCOUNT UPDATES: You'll receive written confirmation of every investment you initiate (monthly statements for your Money Market account) and quarterly reports to help you track all of your investments in the Advantus Family of Funds, and annual tax statements. Semi-annual and annual reports will provide you with portfolio information, fund performance data and the current investment outlook.

TOLL-FREE SERVICE LINE: For your convenience in obtaining information and assistance directly from Advantus Shareholder Services, call (1-800-665-6005). Our voice response system is available from 7 a.m. to 3 a.m. Central Time Monday through Friday, and 8 a.m. to 5 p.m. on Saturday. This system allows you to access current net asset values and your account balances.

HOW TO INVEST

    You can invest in one or more of the ten Advantus Funds through your local registered representative of Ascend Financial Services, Inc. (formerly known as MIMLIC Sales Corporation), distributor of the Funds. Contact your representative for information and a prospectus for any of the Advantus Funds you are interested in.

MINIMUM INVESTMENTS: Your initial investment in any of the Advantus Funds can be as small as $25 when you use our Systematic Investment Plan. Minimum lump-sum initial investment is $250. Minimum subsequent investment is $25.

THE FUND'S MANAGER

    Advantus Capital Management, Inc., investment adviser to the Fund, selects and reviews the Fund's investments and provides executive and other personnel for the Fund's management.

    Advantus Capital Management, Inc. manages twelve mutual funds containing $2.5 billion in assets in addition to $1.9 billion in assets for other clients. Advantus Capital's seasoned portfolio managers average more than 11 years of investment experience.

ADVANTUS FAMILY OF FUNDS

Advantus Bond Fund
Advantus Horizon Fund
Advantus Spectrum Fund
Advantus Enterprise Fund
Advantus Cornerstone Fund
Advantus Money Market Fund
Advantus Mortgage Securities Fund
Advantus International Balanced Fund
Advantus Venture Fund
Advantus Index 500 Fund

     THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED
       TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
                READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

                        [ADVANTUS -TM- FAMILY OF FUNDS]
                        ASCEND FINANCIAL SERVICES, INC.,
                      SECURITIES DEALER, MEMBER NASD/SIPC

                            400 ROBERT STREET NORTH
                            ST. PAUL, MN 55101-2098
                                 1-888-AFS-1838
                                (1-888-237-1838)

ASCEND FINANCIAL SERVICES, INC.                         BULK RATE
400 ROBERT STREET NORTH                             U.S. POSTAGE PAID
ST. PAUL, MN 55101-2098                                ST. PAUL, MN
                                                     PERMIT NO. 3547

ADDRESS SERVICE REQUESTED

F.52035 Rev 3-1998